Registration No. 333-65048
811-07837
As Filed with the Securities and Exchange Commission on May 20, 2009

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-6

REGISTRATION UNDER THE SECURITIES ACT OF 1933          [ X ]

Pre-Effective Amendment No. ____          [  ]

Post-Effective Amendment No.__18__         [ X ]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940          [ X ]

Amendment No.__35__          [ X ]

Sun Life of Canada (U.S.) Variable Account G
Registrant

Sun Life Assurance Company of Canada (U.S.)
Depositor

One Sun Life Executive Park
Wellesley Hills, Massachusetts 02481
Depositor's Address

1-888-594-2654
Depositor's Telephone Number

Sandra DaDalt
Assistant Vice President and Senior Counsel
Sun Life Assurance Company of Canada (U.S.)
One Sun Life Executive Park
Wellesley Hills, Massachusetts 02481
Name and Address of Agent For Service

It is proposed that this filing will become effective (check appropriate box)

[  ]  immediately upon filing pursuant to paragraph (b) of Rule 485.

[  ]  on May 1, 2009 pursuant to paragraph (b) of Rule 485.

[  ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485.

[ X ]  on July 27, 2009 pursuant to paragraph (a)(1) of Rule 485.

[  ]  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PART A

SUPPLEMENT DATED JULY 27, 2009

TO PROSPECTUS DATED MAY 1, 2009

FOR FUTURITY CORPORATE VARIABLE UNIVERSAL LIFE INSURANCE AND
SUN LIFE LARGE CASE VARIABLE UNIVERSAL LIFE INSURANCE

ISSUED BY SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G

I.	For Policies with Investment Start Dates on or after July 27, 2009, the maximum Flat Extra Charge per $1000 of Specified Face Amount and Supplemental Insurance Face Amount is $50.00.

II.
If a reinstatement right is required by the insurance law of the state of Policy issue, the following provision applies.  The time in which reinstatement may be requested and the amount sufficient to put the Policy in force may vary by state.

Reinstatement

Before the Insured's death, we may reinstate the Policy provided that the Policy has not been surrendered and You-

-make a request for reinstatement within three years from the date of termination;
-submit satisfactory evidence of insurability to us; and
-pay an amount, as determined by us, sufficient to put the Policy in force.

An amount sufficient to put the Policy in force is not less than:

-the monthly deductions overdue at the end of the grace period; plus
-any excess of Policy Debt over Cash Value at the end of the grace period; plus
-three times the monthly cost of insurance charges applicable at the date of reinstatement; plus
-three times the monthly expense charges applicable at the date of reinstatement.

Any Policy Debt at the time the Policy is terminated must be repaid at time of reinstatement or carried over to the reinstated Policy.

The reinstated Policy will be incontestable after it has been in force during the lifetime of the Insured for two years from the effective date of the reinstatement.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

PART B

The Statement of Additional Information is incorporated herein by reference to Post-Effective Amendment No. 17 to the Registration Statement for Sun Life of Canada (U.S.) Variable Account G, File No. 333-65048, filed with the Securities and Exchange Commission on April 30, 2009.

PART C

ITEM 26.  EXHIBITS

A.
Resolution of the Board of Directors of Sun Life Assurance Company of Canada (U.S.), dated December 3, 1985, authorizing the establishment of Sun Life of Canada (U.S.) Variable Account G (Incorporated herein by reference to the Registration Statement of Sun Life of Canada (U.S.) Variable Account F on Form N-4, File No. 333-37907, filed with the Securities and Exchange Commission on October 14, 1997.)

B.	None.

C.
(1) Principal Underwriting Agreement (Incorporated herein by reference to Post-Effective Amendment No. 11 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form N-6, File No. 333-59662, filed with the Securities and Exchange Commission on April 30, 2009.)

(2) Amendment One to the Principal Underwriting Agreement (Incorporated herein by reference to Post-Effective Amendment No. 11 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form N-6, File No. 333-59662, filed with the Securities and Exchange Commission on April 30, 2009.)

D.
(1)  Flexible Premium Variable Universal Life Insurance Policy (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on January 22, 1997.)

(2)  Additional Protection Benefit Rider (APB Rider) (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on January 22, 1997.)

 (3)  Flexible Premium Variable Universal Life Insurance Certificate (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on April 30, 2001.)

(4)  Additional Protection Benefit Rider (APB Rider)(Group Life) (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on April 30, 2001.)

(5)  Maturity Extension Rider (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form S-6, File No. 333-68601, filed with the Securities and Exchange Commission on December 9, 1998.)

(6)  Enhanced Cash Surrender Value Endorsement (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form S-6, File No. 333-68601, filed with the Securities and Exchange Commission on December 9, 1998.)

(7)  Fixed Account Endorsement (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form N-6, File No. 333-65048, filed with the Securities and Exchange Commission on October 1, 2002.)

(8)  Directed Deductions Endorsement (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form N-6, File No. 333-65048, filed with the Securities and Exchange Commission on October 1, 2002.)

E.
(1)  Application for Flexible Premium Variable Universal Life Insurance Policy (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on January 22, 1997.)

(2)  Application for Flexible Premium Variable Universal Life Insurance Policy (Master Application) (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on April 30, 2001.)

(3)  Application for Flexible Premium Variable Universal Life Insurance Policy (GI Application) (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on April 30, 2001.)

(4)  Application for Flexible Premium Variable Universal Life Insurance Policy (Medical Application) (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on April 30, 2001.)

(5)  Consent Form (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on April 30, 2001.)

(6)  Application for Flexible Premium Variable Universal Life Insurance Policy (Expanded GI Application) (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form N-6, File No. 333-65048, filed with the Securities and Exchange Commission on October 1, 2002.)

F.
(1)  Certificate of Incorporation of Sun Life Assurance Company of Canada (U.S.) (Incorporated herein by reference to the Depositor's Form 10-K, File No. 333-82824, filed with the Securities and Exchange Commission on March 29, 2004.)

(2)  Bylaws of the Depositor, as amended March 19, 2004 (Incorporated herein by reference to the Depositor's Form 10-K, File No. 333-82824, filed with the Securities and Exchange Commission on March 29, 2004.)

G.
Specimen Reinsurance Contract. (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form N-6, File No. 333-65048, filed with the Securities and Exchange Commission on October 1, 2002.)

H.           (1)      Participation Agreement, dated February 17, 1998, by and among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., Sun Life Assurance Company of Canada (U.S.), and Clarendon Insurance Agency, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement of Sun Life (N.Y.) Variable Account C on Form N-4, File No. 333-119151, filed with the Securities and Exchange Commission on February 3, 2000.)

 (2)     Amended and Restated Participation Agreement, dated December 13, 2004, by and among Sun Capital Advisers Trust, Sun Capital Advisers, Inc., Sun Life Insurance and Annuity Company of New York and Sun Life Assurance Company of Canada (U.S.) (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement of Sun Life (N.Y.) Variable Account C on Form N-4, File No. 333-119151, filed with the Securities and Exchange Commission on April 28, 2005.)

 (3)     Amended and Restated Participation Agreement, dated September 1, 2004, by and among Sun Life Assurance Company of Canada (U.S.), Variable Insurance Products Fund and Fidelity Distributors Corporation (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement of Sun Life (N.Y.) Variable Account C on Form N-4, File No. 333-119151, filed with the Securities and Exchange Commission on April 28, 2005.)

(4)      Participation Agreement, dated September 1, 2002, by and among Sun Life Assurance Company of Canada (U.S.), Clarendon Insurance Agency, Inc., Alliance Capital Management L.P. and Alliance Fund Distributors, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account F on Form N-4, File No. 333-82957, filed with the Securities and Exchange Commission on July 27, 2001.)

(5)      Participation Agreement, dated September 16, 2002, by and among the Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc, Sun Life Insurance and Annuity Company of New York and Sun Life Assurance Company of Canada (U.S.) (Incorporated herein by reference to the Registration Statement of KBL Variable Account A on Form N-4, File No. 333-102278, filed with the Securities and Exchange Commission on December 31, 2002.)

 (6)      Participation Agreement, dated February 17, 1998, by and among Sun Life Assurance Company of Canada (U.S.) and Lord, Abbett & Co. (Incorporated herein by reference to Post-Effective Amendment No. 8 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on April 26, 2002.)

 (7)      Amended and Restated Participation Agreement, dated November 6, 2002,by and among MFS/Sun Life Series Trust, Sun Life Insurance and Annuity Company of New York, Sun Life Assurance Company of Canada (U.S.), and Massachusetts Financial Services Company (Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement of Sun Life (N.Y.) Variable Account C on Form N-4, File No. 333-107983, filed with the Securities and Exchange Commission on May 28, 2004.)

(8)      Participation Agreement, dated April 30, 2001, by and among Sun Life Assurance Company of Canada (U.S.), Rydex Variable Trust and Rydex Distributors, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 8 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on April 26, 2002.)

(9)      Amended and Restated Participation Agreement, dated May 1, 2004, by and among Sun Life Assurance Company of Canada (U.S.), Sun Life Insurance and Annuity Company of New York, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Life and Annuity Index Fund, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form N-6, File No. 333-100831, filed with the Securities and Exchange Commission on April 29, 2005.)

(10)    Participation Agreement, dated July 15, 2002, by and among Sun Life Assurance Company of Canada (U.S.), Deutsche Asset Management VIT Funds and Deutsche Asset Management, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-65048, filed with the Securities and Exchange Commission on July 3, 2002.)

(11)
Participation Agreement, dated September 12, 2002, by and among Sun Life Assurance Company of Canada (U.S.), Sun Life Insurance and Annuity Company of New York, PIMCO Variable Insurance Trust and PIMCO Funds Distributors LLC. (Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form N-6, File No. 333-59662, filed with the Securities and Exchange Commission on February 26, 2003.)

(12)
Participation Agreement, dated August 6, 2004, by and among Sun Life Assurance Company of Canada (U.S.), Sun Life Insurance and Annuity Company of New York, Delaware VIP Trust, Delaware Management Company and Delaware Distributors, LP. (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form N-6, File No. 333-100831, filed with the Securities and Exchange Commission on April 29, 2005.)

(13)
Participation Agreement, dated December 31, 2002, by and among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Sun Life Assurance Company of Canada (U.S.) (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form N-6, File No. 333-100831, filed with the Securities and Exchange Commission on April 29, 2005).

(14)     Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.), Neuberger & Berman Advisers Management Trust, Advisers Managers Trust and Neuberger & Berman Management Incorporated. (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on January 22, 1997.)

(15)
Amended and Restated Participation Agreement, dated August 1, 2004, by and among Sun Life Assurance Company of Canada (U.S.), Sun Life Insurance and Annuity Company of New York, T. Rowe Price Equity Series, Inc. and T. Rowe Price Investment Services, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on April 29, 1999.)

(16)
Participation Agreement, dated February 17, 1998, by and among Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co. and Sun Life Assurance Company of Canada (U.S.) (Incorporated herein by reference to Post-Effective Amendment No. 13 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account F on Form N-4, File No. 33-41628, filed with the Securities and Exchange Commission on April 26, 1999.)

(17)    Participation Agreement, dated October 1, 2008, by and among Sun Life Assurance Company of Canada (U.S.), Sun Life Insurance and Annuity Company of New York, American Funds Insurance Series and Capital Research and Management Company. (Incorporated by reference to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form N-6, File No. 111688, filed with the Securities and Exchange Commission on September 22, 2008.)

I.
Third Party Administration Agreement between Andesa TPA, Inc. and Sun Life Assurance Company of Canada. (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form N-6, File No. 333-65048, filed with the Securities and Exchange Commission on October 1, 2002.)

J.	(1)
Powers of Attorney. (Incorporated herein by reference to Post-Effective Amendment No. 17 to the Registration Statement on Form N-6, Form No. 333-65048, filed with the Securities and Exchange Commission on April 30, 2009.)

(2)           Resolution of the Board of Directors of the Depositor dated March 26, 2008, authorizing the use of Powers of Attorney for Officer signatures. (Incorporated herein by reference to Post-Effective Amendment No. 32 to the Registration Statement on Form N-4, File No. 333-83516, filed with the Securities and Exchange Commission on February 27, 2009.)

K.	Legal Opinion.

L.           None.

M.           None.

N.	Consent of Independent Registered Public Accounting Firm.

O.           None.

P.           None.

Q.           None.

ITEM 27.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name and Principal Business Address	Positions and Offices With Depositor

Jon A. Boscia Sun Life Assurance Company of Canada 150 King Street West Toronto, ON M5H 1J9	Director and Chairman
Ronald H. Friesen Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	Director and Senior Vice President and Chief Financial Officer and Treasurer
Scott M. Davis Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	Director and Senior Vice President and General Counsel
Richard P. McKenney Sun Life Assurance Company of Canada 150 King Street West Toronto, Ontario Canada M5H 1J9	Director
Janet Whitehouse Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	Senior Vice President and General Manager, Individual Life Insurance
Westley V. Thompson Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	Director and President, SLF U.S.
Priscilla S. Brown Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	Senior Vice President and Head of U.S. Marketing
James M.A. Anderson Sun Life Assurance Company of Canada 150 King Street West Toronto, Ontario Canada M5H 1J9	Executive Vice President and Chief Investment Officer
Keith Gubbay Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	Senior Vice President and Chief Actuary
Michael S. Bloom Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	Assistant Vice President and Senior Counsel and Secretary
John R. Wright Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	Executive Vice President, Sun Life Financial U.S. Operations
Maura E. Slattery Machold Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	Vice President, Human Resources
Terrence J. Mullen Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	Director

ITEM 28.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR THE REGISTRANT

No person is directly or indirectly controlled by the Registrant.  The Registrant is a separate account of Sun Life Assurance Company of Canada (U.S.), which is ultimately controlled by Sun Life Financial.

The organization chart of Sun Life Financial is incorporated by reference to Post-Effective Amendment No. 32 to the Registration Statement on Form N-4, File No. 333-83516, filed February 27, 2009.

None of the companies listed in such organization chart is a subsidiary of the Registrant; therefore, the only financial statements being filed are those of Sun Life Assurance Company of Canada (U.S.).

ITEM 29.  INDEMNIFICATION

Pursuant to Section 145 of the Delaware Corporation Law, Article 8 of the By-laws of Sun Life Assurance Company of Canada (U.S.) provides for the indemnification of directors, officers and employees of Sun Life Assurance Company of Canada (U.S.).  Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Sun Life Assurance Company of Canada (U.S.) pursuant to the certificate of incorporation, by-laws, or otherwise, Sun Life (U.S.) has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by Sun Life (U.S.) of expenses incurred or paid by a director, officer, controlling person of Sun Life (U.S.) in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Sun Life (U.S.) will submit to a court of appropriate jurisdiction the question whether such indemnification by them is against public policy as expressed in the Act, unless in the opinion of their counsel the matter has been settled by controlling precedent, and will be governed by the final adjudication of such issue.

ITEM 30.  PRINCIPAL UNDERWRITERS

(a)  Clarendon Insurance Agency, Inc., which is a wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.), acts as general distributor for the Registrant, Sun Life of Canada (U.S.) Variable Accounts C, D, E, F, I and K, Keyport Variable Account A, KMA Variable Account, Keyport Variable Account I, KBL Variable Account A, KBL Variable Annuity Account, Sun Life (N.Y.) Variable Accounts A, B, C, D, J and N, and Money Market Variable Account, High Yield Variable Account, Capital Appreciation Variable Account, Government Securities Variable Account, World Governments Variable Account and Total Return Variable Account.

(b)
Name and Principal	Position and Offices
Business Address*	with Underwriter

Terrence J. Mullen	President and Director
Scott M. Davis	Director
Ronald H. Friesen	Director
Ann B. Teixeira	Assistant Vice President, Compliance
Michael S. Bloom	Secretary
Kathleen T. Baron	Chief Compliance Officer
William T. Evers	Assistant Vice President and Senior Counsel
Jane F. Jette	Financial/Operations Principal and Treasurer
Alyssa M. Gair	Assistant Secretary
Michelle D’Albero	Counsel
Matthew S. MacMillen	Tax Officer

* The principal business address of all directors and officers of the principal underwriter is One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481.

(c)  Not applicable.

ITEM 31.  LOCATION OF ACCOUNTS AND RECORDS

Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained, in whole or in part, by Sun Life Assurance Company of Canada (U.S.) at its offices at One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481 or at the offices of Clarendon Insurance Agency, Inc., at One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481.

ITEM 32.  MANAGEMENT SERVICES

Not applicable.

ITEM 33.  FEE REPRESENTATION

Sun Life Assurance Company of Canada (U.S.)("Sun Life of Canada (U.S.)") hereby represents that the aggregate fees and charges under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Sun Life (U.S.).

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the Town of Wellesley Hills, and Commonwealth of Massachusetts on this 20th day of May, 2009.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G
(Registrant)

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Depositor)

By: /s/ Westley V. Thompson*
Westley V. Thompson
President, SLF U.S.

*By:	/s/ Sandra M. DaDalt
Sandra M. DaDalt
Assistant Vice President & Senior Counsel

As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities with the Depositor, Sun Life Assurance Company of Canada (U.S.), and on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Westley V. Thompson*	Director & President, SLF U.S.	May 20, 2009
Westley V. Thompson	(Principal Executive Officer)

/s/Ronald H. Friesen*	Director and Senior Vice President and	May 20, 2009
Ronald H. Friesen	Chief Financial Officer and Treasurer
(Principal Financial Officer)

/s/ Douglas C. Miller*	Vice President and Controller	May 20, 2009
Douglas C. Miller	(Principal Accounting Officer)

*By: /s/ Sandra M. DaDalt	Attorney-in-Fact for:	May 20, 2009
Sandra M. DaDalt
Richard P. McKenney, Director
Terrence J. Mullen, Director
Scott M. Davis, Director
Jon A. Boscia, Director

*Sandra M. DaDalt has signed this document on the indicated date on behalf of the above Directors and Officers for the Depositor pursuant to powers or attorney duly executed by such persons and a resolution of the Board of Directors authorizing use of powers of attorney for Officer signatures.  Resolution of the Board of Directors is incorporated herein by reference to Post-Effective Amendment No. 32 to the Registration Statement on Form N-4, File No. 333-83516, filed with the Securities and Exchange Commission on February 27, 2009.

EXHIBIT INDEX

K	Legal Opinion

N	Consent of Independent Registered Public Accounting Firm